Subsequent Events After the Reporting Period	6 Months Ended
Jun. 30, 2018
Subsequent Events After the Reporting Period [Abstract]
SUBSEQUENT EVENTS AFTER THE REPORTING PERIOD

NOTE 8:- SUBSEQUENTT EVENTS AFTER THE REPORTING PERIOD

a.	On July 29, 2018, the Company entered into an exclusive, worldwide, sublicensable, royalty-bearing license with Yissum Research and Development Company of The Hebrew University of Jerusalem Ltd. (Yissum) for license to make commercial use of the licensed technology, in order to develop, obtain regulatory approvals, manufacture, market, distribute or sell Products, all within the field and the territory only (the “New License Agreement”). According to the New License Agreement, the Company shall pay Yissum royalties at the rates of 3% of net sales, subject to the royalty reductions as described in the New License Agreement. All of the reductions in the royalties combined, in aggregate, shall be capped at, and not exceed, 50% of the respective royalty rate. The Company is also obligated to sublicense fees, which will be paid at a rate of 20% of the sublicense consideration.

All right, title and interest in and to the New License Agreement shall vest solely in Yissum, and the company shall hold and make use of the rights granted. All rights in the development results shall be solely owned by the company, except to the extent that an employee of the Yissum, including the researcher, is considered an inventor of a patentable invention arising from the development results, in which case such invention and all patent applications and/or patents claiming such invention shall be owned jointly by the Company and Yissum, as appropriate, and Yissum’s share in such joint patents shall be automatically include in the New License Agreements.

On October 4, 2018, the Company paid Yissum a total amount of $50,000 due to the New License Agreement. The Company estimates that the expenses due to the research program of the New License Agreement and additional reimbursement for historical patent costs will be approximately $135,000.

b.	Convertible Equity Agreement with Therapix Healthcare Resources Inc.:

On July 31, 2018, the Company entered into an Agreement for Convertible Equity (the “Convertible Equity Agreement”) with Therapix Healthcare Resources Inc. (“THR”), which is a company incorporated in Delaware, USA, and an unaffiliated third party. Under the Convertible Equity Agreement, the Company loaned an aggregate of $1,625,000 (the “Loan Amount”) to THR. The maturity date of the Loan, which accrues interest at a rate of nine percent per annum (9%), will be upon demand of the Company and under certain conditions which detailed at the Convertible Equity Agreement as following:

●	The Company shall have the right to instruct THR in writing, no later than October 3, 2018 (the “Execution Date”) to repay the loan Amount, together with all interest accrued in cash at the Execution Date.

●	The Company will have the right, at any time, to convert the Loan Amount, together with all interest accrued, into that number of shares of the most senior class of shares of THR existing at the time of such conversion, at a price per share equal to the fair market value of such shares as shall be determined by THR’s board of directors. Notwithstanding anything to the contrary, the Company shall not exercise any conversion rights under the Convertible Equity Agreement together with all interest accrued unless and until, at least, one of the following conditions is met:

1.	Three THR clinics become fully operational; or

2.	The Directors of THR authorize the formal issuance of shares of THR at their initial meeting or in a resolution of lieu of an initial meeting.

b.	Convertible Equity Agreement with Therapix Healthcare Resources Inc.: (Cont.)

In the event the terms mentioned above are not fulfilled within 12 months after the Execution Date, then the Loan Amount will be converted automatically.

In addition, if the Loan Amount will be converted by the Company, the Company shall have the right to appoint 50% of the members of the THR board of directors, including the chairman of the board of directors. According to THR’s articles of association, the chairman of the board of directors shall cast the decisive vote in the event that voting of the board of directors is tied.

On October 3, 2018, the Company converted the entire Loan Amount and as a result holds, as of the Approval Date, 82.36% of THR’s equity.

On October 15 and 25, 2018, and on November 15, 2018, the Company lent an additional total amount of $425,000 (the “Additional Loan Amounts”) to THR under Additional Convertible Equity Agreements (the “Additional Convertible Equity Agreements”), which accrues interest at a rate of nine percent per annum (9%). At the election of the Company, the Additional Loan Amounts shall be converted into that number of shares of the most senior class of shares of THR’s existing at the time of such conversion, at the price per share as described in the Additional Convertible Equity Agreements. As of the date of the approval of these financial statements, the Additional Loan Amounts have not yet been converted into THR shares.

c.	On August 13, 2018, the Company entered into an agreement with Hannover Medical School (“MHH”) to conduct a clinical investigation and laboratory services for a randomized, double-blind, placebo-controlled proof of concept study to evaluate the safety, tolerability and efficacy of daily oral THX-110 in treating adults with Tourette syndrome in an estimated amount of $835,400.

d.	On October 22, 2018 (the “Effective Date”), the Company signed a binding letter of intent (the “LOI”) to be acquired (the “Proposed Transaction”) by FSD Pharma Inc. (“FSD”), a publicly-traded company on the Canadian Securities Exchange. As of the Effective Date, the all stock Proposed Transaction values the Company at approximately $48 million, pursuant to which the Company’s shareholders would receive FSD stock in exchange for their shares of the Company’s ADS’s. The LOI by its terms lasts until November 19, 2018, but is automatically extended for additional one-week terms unless either party delivers a written notice of termination three (3) days prior to the expiration of the applicable term.

As of the date of the approval of these financial statements no written notice was delivered by either part.

The Proposed Transaction is subject to a number of customary conditions, including, but not limited to, the negotiation and execution of relevant transaction documents, regulatory approvals, completion of satisfactory due diligence by FSD and the Company, and approval of the Proposed Transaction by the shareholders of the Company. Subject to the satisfaction of these conditions and other conditions precedent, the Proposed Transaction is anticipated to be completed by the first quarter of 2019.

e.	On November 23, 2018, Therapix Biosciences Ltd. (the “Company”) entered into a securities purchase agreement (the “Securities Purchase Agreement”) and a registration rights agreement (the “Registration Rights Agreement”) with YA II PN Ltd. (the “Investor”), a fund managed by Yorkville Advisors Global L.P., for the sale in a private placement of up to $2.5 million in principal amount of unsecured convertible debentures (the “Debentures”). Interest on the Debentures will accrue at a rate of 5% per annum and is payable upon the maturity date of the Debentures, being 12 months from the issuance of each Debenture. The first tranche of $1.5 million of the Debentures was issued on November 23, 2018, and the Investor will receive 9,171 ADSs of the Company as a commitment fee. Two other tranches of $500,000 each of the Debentures shall be purchased by the Investor conditional on the passage of time and/or certain triggering events, including, among others, the earlier of the termination of the previously announced acquisition of the Company by FSD Pharma Inc. or March 1, 2019. The Company shall pay the Investor additional commitment fees upon issuance of each such tranche, to be paid at the Company’s option in cash or ADSs of the Company.

From and after the date of issue of the Debentures, the outstanding principal, together with accrued and unpaid interest, will be convertible, at the option of the Investor, into ADSs of the Company at the lower of $7.00 or 95% of the lowest daily VWAP during the 5 consecutive trading days immediately preceding the conversion date.

In addition, upon the consummation of the previously announced acquisition of the Company by FSD Pharma Inc., the Debentures will automatically convert into shares of FSD Pharma Inc. as if the Debentures had previously been converted into ADSs at $7.00 per ADS.

Provided that the ADSs are trading below $7.00 per ADS, the Company has the right to redeem the Debentures at 110% of the principal amount of the Debentures plus accrued interest.

The Investor has certain registration rights relating to the ADSs to be issued upon conversion of the Debentures.